Securities at amortised cost - Additional Information (Detail) - EUR (€) € in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Financial assets	€ 900,164	€ 876,444
Exposure percentage in debt securities	99.00%	99.00%
Debt securities [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	€ 84,352	€ 81,323
Borrowed Debt Securities	0
Debt securities [member] | Bond Portfolio [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	€ 75,943	€ 76,111